Basis of Preparation and Significant Accounting Policies (Details) - Schedule of segment information by geographic area - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reported [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of segment information by geographic area [Line Items]
Revenues	S/ 3,946,482	S/ 3,146,405
Adjustment [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of segment information by geographic area [Line Items]
Revenues	194,916	39,148
Restated [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of segment information by geographic area [Line Items]
Revenues	4,141,398	3,185,553
Peru [Member] | Reported [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of segment information by geographic area [Line Items]
Revenues	3,255,214	2,477,435
Peru [Member] | Adjustment [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of segment information by geographic area [Line Items]
Revenues	29,460	32,980
Peru [Member] | Restated [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of segment information by geographic area [Line Items]
Revenues	3,284,674	2,510,415
Chile [Member] | Reported [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of segment information by geographic area [Line Items]
Revenues	585,317	514,907
Chile [Member] | Adjustment [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of segment information by geographic area [Line Items]
Revenues	165,248	6,169
Chile [Member] | Restated [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of segment information by geographic area [Line Items]
Revenues	750,565	521,076
Colombia [Member] | Reported [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of segment information by geographic area [Line Items]
Revenues	105,951	151,876
Colombia [Member] | Adjustment [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of segment information by geographic area [Line Items]
Revenues	209
Colombia [Member] | Restated [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of segment information by geographic area [Line Items]
Revenues	S/ 106,160	151,876
Mexico [Member] | Reported [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of segment information by geographic area [Line Items]
Revenues		2,187
Mexico [Member] | Adjustment [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of segment information by geographic area [Line Items]
Revenues
Mexico [Member] | Restated [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of segment information by geographic area [Line Items]
Revenues		S/ 2,187